Apr. 29, 2025
Venerable Conservative Appreciation Allocation Fund
Investment Objective
The Venerable Conservative Appreciation Allocation Fund (the "Fund") seeks, over the long term, current income and a moderate level of total investment return.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.35%
Total Annual Operating Expenses	0.85%

[1]  Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$87	$271

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable Large Cap Index Fund and Venerable International Index Fund – and the following fixed income funds – Venerable Bond Index Fund and Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 40% equity and 60% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade fixed income securities including U.S. Treasuries, corporate bonds, asset-back securities, and mortgage-backed securities) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.